Income Taxes (Details Textual)		1 Months Ended	12 Months Ended
	Dec. 02, 2016	Mar. 16, 2007	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Hong Kong tax rate			16.50%	16.50%	16.50%
Preferential tax rate percentage, description		The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. According to the tax law, entities that qualify as high and new technology enterprises ("HNTE") supported by the PRC government are allowed a 15% preferential tax rate instead of the uniform tax rate of 25%.	The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. According to the tax law, entities that qualify as high and new technology enterprises (“HNTE”) supported by the PRC government are allowed a 15% preferential tax rate instead of the uniform tax rate of 25%.
TDH HK [Member]
Income Taxes (Textual)
Hong Kong tax rate			16.50%
Tdh Petfood Llc [Member]
Income Taxes (Textual)
Federal and state income tax at statutory rate			21.00%
TDH JAPAN [Member]
Income Taxes (Textual)
Hong Kong tax rate			21.421%
TDH Group BVBA [Member]
Income Taxes (Textual)
Hong Kong tax rate			29.58%
Tiandihui [Member]
Income Taxes (Textual)
Preferential tax rate percentage, description	Tiandihui was granted the HNTE designation jointly by Qingdao science and Technology Bureau, Qingdao Municipal Finance Bureau, Qingdao Municipal State Taxation Bureau, Qingdao Local Taxation Bureau, and is qualified for a preferential tax rate of 15% for the years ended December 31, 2017 and 2018.